Operating Assets and Liabilities - Property, Plant and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Cost at beginning of period	kr 237
Cost at end of period	453	kr 237
Cost
Property, Plant and Equipment
Cost at beginning of period	426	313
Additions for the year	307	115
Disposals for the year	(7)	(2)
Exchange rate adjustment	(9)
Cost at end of period	717	426
Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(189)	(151)
Depreciation for the year	(72)	(40)
Impairment for the year	(7)
Accumulated depreciation on disposals	3	2
Exchange rate adjustment	1
Cost at end of period	(264)	(189)
Leasehold improvements
Property, Plant and Equipment
Cost at beginning of period	84
Cost at end of period	244	84
Leasehold improvements | Cost
Property, Plant and Equipment
Cost at beginning of period	98	95
Additions for the year	8	3
Transfers between the classes	181
Cost at end of period	287	98
Leasehold improvements | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(14)	(8)
Depreciation for the year	(25)	(6)
Impairment for the year	(4)
Cost at end of period	(43)	(14)
Equipment, furniture and fixtures
Property, Plant and Equipment
Cost at beginning of period	104
Cost at end of period	195	104
Equipment, furniture and fixtures | Cost
Property, Plant and Equipment
Cost at beginning of period	279	217
Additions for the year	74	64
Transfers between the classes	68
Disposals for the year	(2)	(2)
Exchange rate adjustment	(3)
Cost at end of period	416	279
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(175)	(143)
Depreciation for the year	(47)	(34)
Impairment for the year	(3)
Accumulated depreciation on disposals	3	2
Exchange rate adjustment	1
Cost at end of period	(221)	(175)
Assets under construction
Property, Plant and Equipment
Cost at beginning of period	49
Cost at end of period	14	49
Assets under construction | Cost
Property, Plant and Equipment
Cost at beginning of period	49	1
Additions for the year	225	48
Transfers between the classes	(249)
Disposals for the year	(5)
Exchange rate adjustment	(6)
Cost at end of period	kr 14	kr 49